UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-8252

        Credit Suisse Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Emerging Markets Fund
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (91.6%)
Argentina (1.0%)
Diversified Telecommunication Services (0.5%)
Telecom Argentina SA ADR*	14,300	$180,180

Oil & Gas (0.5%)
Repsol YPF SA ADR	6,700	186,729

TOTAL ARGENTINA		366,909

Brazil (4.0%)
Aerospace & Defense (0.0%)
Empresa Brasileira de Aeronautica SA ADR	100	3,234

Banks (0.4%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	3,600	132,444

Beverages (0.1%)
Companhia de Bebidas das Americas ADR	1,280	31,744

Diversified Telecommunication Services (0.7%)
Brasil Telecom Participacoes SA	8,300,000	90,949
Brasil Telecom Participacoes SA ADR	2,400	83,448
Tele Norte Leste Participacoes SA	3,467	73,661

		248,058

Electric Utilities (0.4%)
Obrascon Huarte Lain Brasil SA*	18,200	137,014

Oil & Gas (1.9%)
Petroleo Brasileiro SA - Petrobras ADR	14,900	681,228

Paper & Forest Products (0.5%)
Aracruz Celulose SA ADR	2,900	107,909
Votorantim Celulose e Papel SA ADR§	6,300	75,915

		183,824

TOTAL BRAZIL		1,417,546

Chile (1.8%)
Banks (0.3%)
Banco Santander Chile SA ADR	3,200	109,728

Beverages (0.6%)
Compania Cervecerias Unidas SA ADR	7,700	215,677

Diversified Telecommunication Services (0.5%)
Compania de Telecomunicaciones de Chile SA ADR§	16,200	180,630

Electric Utilities (0.4%)
Enersis SA ADR	14,100	147,486

TOTAL CHILE		653,521

China (4.6%)
Airlines (0.5%)
Air China, Ltd. Series H*	506,000	167,381

	Number of
	Shares	Value

COMMON STOCKS
China
Communications Equipment (0.4%)
ZTE Corp. Series H	55,000	$157,342

Industrial Conglomerates (0.3%)
Golden Meditech Company, Ltd.	544,000	94,462

Insurance (1.1%)
China Life Insurance Company, Ltd. Series H*	527,000	391,989

Machinery (0.4%)
Shanghai Electric Group Company, Ltd. Series H*	572,000	142,735

Oil & Gas (1.3%)
China Petroleum & Chemical Corp. Series H	650,000	283,331
Sinopec Zhenhai Refining & Chemical Company, Ltd. Series H	162,200	171,296

		454,627

Textiles & Apparel (0.6%)
Ports Design, Ltd.	257,000	204,749

TOTAL CHINA		1,613,285

Colombia (0.6%)
Banks (0.6%)
Bancolombia SA ADR	10,800	208,440

TOTAL COLOMBIA		208,440

Egypt (0.6%)
Wireless Telecommunication Services (0.6%)
Orascom Telecom Holding SAE	2,200	217,201

TOTAL EGYPT		217,201

Hong Kong (2.0%)
Oil & Gas (0.7%)
CNOOC, Ltd.	372,000	258,487

Wireless Telecommunication Services (1.3%)
China Mobile (Hong Kong), Ltd.	110,000	440,551

TOTAL HONG KONG		699,038

Hungary (1.3%)
Banks (0.9%)
OTP Bank Rt.	8,600	323,425

Oil & Gas (0.4%)
MOL Magyar Olaj-es Gazipari Rt.	1,300	130,188

TOTAL HUNGARY		453,613

India (5.6%)
Chemicals (0.9%)
Reliance Industries, Ltd. GDR Rule 144A‡	9,500	306,375

Diversified Financials (0.4%)
ICICI Bank, Ltd. ADR	4,600	121,486
Infrastructure Development Finance Company, Ltd.*	16,890	13,220

		134,706

	Number of
	Shares	Value

COMMON STOCKS
India
Diversified Telecommunication Services (1.1%)
Bharti Tele-Ventures, Ltd.*	58,000	$377,567

Electric Utilities (0.6%)
National Thermal Power Corporation, Ltd.	105,000	226,831

Electrical Equipment (0.5%)
Bharat Heavy Electricals, Ltd.	8,200	189,567

Gas Utilities (0.5%)
Gail India, Ltd.	34,300	177,403

IT Consulting & Services (1.1%)
Infosys Technologies, Ltd. ADR	2,700	192,186
Tata Consultancy Services, Ltd.	6,526	190,573

		382,759

Oil & Gas (0.5%)
Cairn Energy PLC*	6,500	170,957

TOTAL INDIA		1,966,165

Indonesia (1.5%)
Diversified Telecommunication Services (0.6%)
PT Indosat Tbk	370,000	218,811

Wireless Telecommunication Services (0.9%)
PT Telekomunikasi Indonesia	548,000	312,816

TOTAL INDONESIA		531,627

Israel (3.2%)
Banks (0.6%)
Bank Hapoalim, Ltd.	67,800	227,403

Electronic Equipment & Instruments (0.6%)
Orbotech, Ltd.*	8,000	198,000

Insurance (0.4%)
Harel Insurance Investments, Ltd.	3,100	123,367

Internet Software & Services (0.6%)
Check Point Software Technologies, Ltd.*	10,100	227,553

Pharmaceuticals (1.0%)
Teva Pharmaceutical Industries, Ltd. ADR	10,900	342,260

TOTAL ISRAEL		1,118,583

Malaysia (3.7%)
Banks (2.0%)
Commerce Asset-Holding Berhad	225,400	333,606
Public Bank Berhad	199,300	379,948

		713,554

Diversified Telecommunication Services (0.9%)
Telekom Malaysia Berhad	102,800	298,271

	Number of
	Shares	Value

COMMON STOCKS
Malaysia
Energy Equipment & Services (0.3%)
Scomi Group Berhad	283,600	$111,789

Wireless Telecommunication Services (0.5%)
Maxis Communications Berhad	64,800	172,639

TOTAL MALAYSIA		1,296,253

Mexico (7.5%)
Beverages (0.7%)
Fomento Economico Mexicano SA de CV ADR	3,724	242,060

Construction Materials (0.8%)
Cemex SA de CV ADR	5,786	272,868

Diversified Telecommunication Services (0.5%)
Telefonos de Mexico SA de CV ADR§	9,700	186,919

Food Products (0.8%)
Gruma SA Series B	51,700	123,759
Grupo Bimbo SA de CV Series A	54,900	182,125

		305,884

Household Durables (0.6%)
Consorcio ARA SA de CV	56,700	207,066

Media (0.7%)
Grupo Televisa SA ADR	3,700	244,089

Metals & Mining (0.4%)
Grupo Mexico SA de CV Series B	81,879	140,056

Multiline Retail (0.5%)
Wal-Mart de Mexico SA de CV Series V	41,919	187,299

Real Estate (0.9%)
Desarrolladora Homex SA de CV ADR*§	4,400	135,784
Urbi Desarrollos Urbanos SA de CV*	27,335	170,284

		306,068

Wireless Telecommunication Services (1.6%)
America Movil SA de CV ADR Series L	21,300	474,138
America Telecom SA de CV Class A*	27,800	98,197

		572,335

TOTAL MEXICO		2,664,644

Peru (0.3%)
Banks (0.3%)
Credicorp, Ltd.	4,700	100,439

TOTAL PERU		100,439

Philippines (0.0%)
Diversified Financials (0.0%)
SM Investments Corp.	50	195

TOTAL PHILIPPINES		195

	Number of
	Shares	Value

COMMON STOCKS
Russia (4.5%)
Banks (1.1%)
Sberbank RF	500	$377,500

Oil & Gas (2.4%)
Lukoil ADR	18,800	777,380
Sibir Energy PLC*	19,400	82,486

		859,866

Wireless Telecommunication Services (1.0%)
AO VimpelCom ADR*	9,500	364,610

TOTAL RUSSIA		1,601,976

Singapore (0.4%)
Chemicals (0.4%)
Hi-P International, Ltd.	154,000	144,274

TOTAL SINGAPORE		144,274

South Africa (10.0%)
Banks (2.2%)
FirstRand, Ltd.	116,794	281,798
Standard Bank Group, Ltd.	45,857	492,954

		774,752

Diversified Telecommunication Services (0.7%)
Telkom South Africa, Ltd.	13,330	254,411

Household Durables (0.9%)
Steinhoff International Holdings, Ltd.	121,120	305,316

Industrial Conglomerates (0.5%)
Bidvest Group, Ltd.	15,200	192,166

Insurance (0.7%)
Sanlam, Ltd.	137,000	257,320

Media (0.9%)
Naspers, Ltd. N Shares	21,000	306,593

Metals & Mining (2.3%)
African Rainbow Minerals, Ltd.*	23,847	121,356
First Quantum Minerals, Ltd.	9,400	203,190
Impala Platinum Holdings, Ltd.	3,100	287,096
Kumba Resources, Ltd.	18,267	194,731

		806,373

Oil & Gas (0.6%)
Sasol	6,900	206,612

Specialty Retail (1.2%)
Edgars Consolidated Stores, Ltd.	32,330	156,747
JD Group, Ltd.	23,000	258,037

		414,784

TOTAL SOUTH AFRICA		3,518,327

	Number of
	Shares	Value

COMMON STOCKS
South Korea (17.8%)
Auto Components (0.8%)
Hyundai Mobis	3,850	$279,987

Automobiles (2.4%)
Hyundai Motor Company, Ltd.	12,520	861,428

Banks (3.2%)
Kookmin Bank	13,300	701,594
Shinhan Financial Group Company, Ltd.	13,900	419,255

		1,120,849

Construction & Engineering (0.2%)
GS Engineering & Construction Corp.	1,950	73,688

Household Durables (0.8%)
LG Electronics, Inc.	4,230	273,227

Insurance (0.6%)
Samsung Fire & Marine Insurance Company, Ltd.	2,460	222,339

Metals & Mining (1.1%)
POSCO ADR	7,600	379,240

Multiline Retail (0.9%)
Shinsegae Company, Ltd.	950	334,734

Semiconductor Equipment & Products (7.0%)
Samsung Electronics Company, Ltd.	4,502	2,467,187

Wireless Telecommunication Services (0.8%)
SK Telecom Company, Ltd.	1,500	285,688

TOTAL SOUTH KOREA		6,298,367

Taiwan (16.3%)
Automobiles (0.4%)
China Motor Corp.	129,000	132,399

Banks (0.8%)
E.Sun Financial Holding Company, Ltd.	337,000	273,930

Chemicals (0.5%)
Formosa Plastics Corp.	109,000	168,831

Computers & Peripherals (3.5%)
Advantech Company, Ltd.	105,159	274,722
Chi Mei Optoelectronics Corp.	166,000	243,227
Chi Mei Optoelectronics Corp. GDR Rule 144A‡	21,600	317,088
LITE-ON IT Corp.	134,000	244,794
Quanta Computer, Inc.	93,000	170,828

		1,250,659

	Number of
	Shares	Value

COMMON STOCKS
Taiwan
Construction & Engineering (0.2%)
Hung Poo Real Estate Development Corp.	115,000	$84,219

Diversified Financials (0.7%)
Polaris Securities Company, Ltd.	502,000	254,719

Diversified Telecommunication Services (0.5%)
Chunghwa Telecom Company, Ltd.	88,000	179,408

Electronic Equipment & Instruments (2.4%)
AU Optronics Corp. ADR§	30,914	490,296
Hon Hai Precision Industry Company, Ltd.	62,000	347,298

		837,594

Insurance (1.7%)
Cathay Financial Holding Company, Ltd.	208,000	414,575
Shin Kong Financial Holding Company, Ltd.	170,000	175,734

		590,309

Marine (0.3%)
Yang Ming Marine Transport	143,000	116,636

Real Estate (0.4%)
Cathay Real Estate Development Company, Ltd.	314,000	148,299

Semiconductor Equipment & Products (4.9%)
Advanced Semiconductor Engineering, Inc.	329,000	256,842
Sunplus Technology Company, Ltd.	112,000	149,930
Taiwan Semiconductor Manufacturing Company, Ltd.	622,097	1,035,268
United Microelectronics Corp.	400,000	280,573

		1,722,613

TOTAL TAIWAN		5,759,616

Thailand (2.9%)
Banks (1.6%)
Bangkok Bank Public Company, Ltd.	125,100	317,723
Siam City Bank Public Company, Ltd.	422,000	237,161

		554,884

Construction & Engineering (0.4%)
Italian - Thai Development Public Company, Ltd.	766,300	154,622

Oil & Gas (0.9%)
Thai Oil Public Company, Ltd.	211,700	302,574

Wireless Telecommunication Services (0.0%)
Advanced Info Service Public Company, Ltd.	50	121

TOTAL THAILAND		1,012,201

Turkey (2.0%)
Banks (1.2%)
Akbank T.A.S.	41,596	226,903
Turkiye Garanti Bankasi AS*	75,358	204,227

		431,130

	Number of
	Shares	Value

COMMON STOCKS
Turkey
Industrial Conglomerates (0.8%)
Koc Holding AS	57,860	$265,017

TOTAL TURKEY		696,147

TOTAL COMMON STOCKS (Cost $23,431,640)		32,338,367

PREFERRED STOCKS (6.3%)
Brazil (6.3%)
Banks (0.6%)
Banco Itau Holding Financeira SA	1,080	203,714

Beverages (0.4%)
Companhia de Bebidas das Americas ADR	4,300	133,773

Diversified Telecommunication Services (1.0%)
Telemar Norte Leste SA Class A	9,000	203,262
Telesp - Telecomunicacoes de Sao Paulo SA	7,100	140,842

		344,104

Electric Utilities (0.8%)
AES Tiete SA	9,500,000	176,412
Braskem SA Class A	11,200	106,800

		283,212

Industrial Conglomerates (0.6%)
Bradespar SA	5,000	95,149
Itausa - Investimentos Itau SA	62,907	135,759

		230,908

Metals & Mining (2.1%)
Companhia Vale do Rio Doce ADR	21,700	604,345
Usinas Siderurgicas de Minas Gerais SA Series A	8,700	155,625

		759,970

Oil & Gas (0.8%)
Petroleo Brasileiro SA - Petrobras ADR	5,400	283,878

TOTAL PREFERRED STOCKS (Cost $1,446,279)		2,239,559

RIGHT (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price $13.93,
expires April 2008*^ (Cost $0)	191,874	0

SHORT-TERM INVESTMENTS (3.8%)
State Street Navigator Prime Fund§§	1,005,155	1,005,155

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.350%, 8/01/05	$335	335,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,340,155)		1,340,155

Value

TOTAL INVESTMENTS AT VALUE (101.7%) (Cost $26,218,074)	$35,918,081
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)	(592,032)

NET ASSETS (100.0%)	$35,326,049

INVESTMENT ABBREVIATIONS ADR = American Depositary Receipt GDR = Global Depositary Receipt

*	Non-income producing security.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $623,463 or 1.8% of net assets.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $26,218,074, $10,170,354, $(470,347) and $9,700,007, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Emerging Markets Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005